Property, Plant and Equipment, Net, and Investment Property, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net, and Investment Property, Net
Schedule of analysis of changes in property, plant and equipment

			Networks and												Construction
	Buildings		technical		Satellite		Furniture		Transportation		Computer		Leasehold		and Projects
	and Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		in Progress (1)		Total
Cost:
January 1, 2024	Ps.	11,619,447	Ps.	197,794,121	Ps.	6,026,094	Ps.	1,261,892	Ps.	2,963,827	Ps.	9,682,066	Ps.	3,874,655	Ps.	8,950,492	Ps.	242,172,594
Additions		20,922		5,013,043		—		8,206		22,488		32,133		43,381		3,957,224		9,097,397
Dismantling cost		—		12,122		—		—		—		—		—		—		12,122
Retirements and reclassifications to other accounts		(5,535,721)		(9,541,826)		—		(122,101)		(1,242,130)		(2,951,681)		(1,347,560)		1,194,187		(19,546,832)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(770,090)		(770,090)
Transfers and reclassifications		21,292		5,907,840		—		25,154		4,894		75,477		106,827		(6,141,484)		—
Effect of translation		—		946,672		—		494		3,818		2,978		1,274		1,150		956,386
December 31, 2024		6,125,940		200,131,972		6,026,094		1,173,645		1,752,897		6,840,973		2,678,577		7,191,479		231,921,577
Additions		10,265		3,913,469		—		2,115		—		11,196		9,283		8,240,177		12,186,505
Dismantling cost		—		30,837		—		—		—		—		—		—		30,837
Retirements and reclassifications to other accounts		(29,684)		(3,402,988)		—		(287)		(121,702)		(144,699)		(2,765)		886,463		(2,815,662)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(211,083)		(211,083)
Transfers and reclassifications		20,267		6,733,040		—		10,892		1,476		46,636		108,656		(6,920,967)		—
Effect of translation		—		(680,277)		—		(354)		(1,611)		(2,605)		(970)		(79)		(685,896)
December 31, 2025	Ps.	6,126,788	Ps.	206,726,053	Ps.	6,026,094	Ps.	1,186,011	Ps.	1,631,060	Ps.	6,751,501	Ps.	2,792,781	Ps.	9,185,990	Ps.	240,426,278

Accumulated depreciation:
January 1, 2024	Ps.	(4,656,426)	Ps.	(140,697,874)	Ps.	(4,818,311)	Ps.	(883,332)	Ps.	(2,089,619)	Ps.	(8,075,441)	Ps.	(3,103,015)	Ps.	—	Ps.	(164,324,018)
Depreciation of the year		(119,869)		(15,299,488)		(282,414)		(69,291)		(120,510)		(184,693)		(182,509)		—		(16,258,774)
Impairment		—		—		(20,044)		—		—		—		—		—		(20,044)
Retirements		2,162,396		7,387,294		—		95,404		664,112		1,949,903		1,062,713		—		13,321,822
Transfers investment property		(83,645)		—		—		—		—		—		—		—		(83,645)
Effect of translation		—		(887,584)		—		(148)		(1,728)		(2,623)		(574)		—		(892,657)
December 31, 2024		(2,697,544)		(149,497,652)		(5,120,769)		(857,367)		(1,547,745)		(6,312,854)		(2,223,385)		—		(168,257,316)
Depreciation of the year		(106,836)		(13,540,058)		(162,148)		(68,269)		(55,813)		(151,513)		(173,496)		—		(14,258,133)
Retirements		81,615		2,035,019		—		107		48,388		76,410		2,167		—		2,243,706
Transfers investment property		(82,254)		—		—		—		—		—		—		—		(82,254)
Effect of translation		—		622,317		—		113		881		1,914		694		—		625,919
December 31, 2025	Ps.	(2,805,019)	Ps.	(160,380,374)	Ps.	(5,282,917)	Ps.	(925,416)	Ps.	(1,554,289)	Ps.	(6,386,043)	Ps.	(2,394,020)	Ps.	—	Ps.	(179,728,078)

Carrying amount:
January 1, 2024	Ps.	6,963,021	Ps.	57,096,247	Ps.	1,207,783	Ps.	378,560	Ps.	874,208	Ps.	1,606,625	Ps.	771,640	Ps.	8,950,492	Ps.	77,848,576
December 31, 2024	Ps.	3,428,396	Ps.	50,634,320	Ps.	905,325	Ps.	316,278	Ps.	205,152	Ps.	528,119	Ps.	455,192	Ps.	7,191,479	Ps.	63,664,261
December 31, 2025	Ps.	3,321,769	Ps.	46,345,679	Ps.	743,177	Ps.	260,595	Ps.	76,771	Ps.	365,458	Ps.	398,761	Ps.	9,185,990	Ps.	60,698,200

(1)	Retirements and reclassifications to other accounts include: (i) set-up box refurbishment projects that are subsequently reclassified to inventory in order to be assigned or sold to a customer and (ii) projects in progress related to certain costs that are reclassified to programming when a specific program benefits from those costs.

Schedule of leased technical equipment

	2025		2024
Subscriber leased set-top equipment	Ps.	63,753,419	Ps.	60,963,692
Accumulated depreciation		(48,483,463)		(43,883,230)
	Ps.	15,269,956	Ps.	17,080,462

	2025		2024
Dismantling costs	Ps.	1,185,283	Ps.	1,154,446
Accumulated depreciation		(801,861)		(726,813)
	Ps.	383,422	Ps.	427,633

Schedule of changes in the carrying amount of investment property

	Buildings and Land
Cost:
January 1, 2024	Ps.	3,867,406
Transfers investment property		—
December 31, 2024		3,867,406
Transfers investment property		—
December 31, 2025	Ps.	3,867,406

Accumulated depreciation:
January 1, 2024	Ps.	(1,077,233)
Depreciation of the period		(83,645)
December 31, 2024		(1,160,878)
Depreciation of the period		(82,254)
December 31, 2025	Ps.	(1,243,132)

Carrying amount:
December 31, 2024	Ps.	2,706,528
December 31, 2025	Ps.	2,624,274

Schedule of maturity analysis of undiscounted lease payments to be received

	Undiscounted
Year	Lease Payments
2026	U.S.$	22,604
2027		22,604
2028		22,604
2029		21,042
2030		19,273
Thereafter		259,627